Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Investments
Investment income related to short-term investments	¥ 342,600	¥ 639,800	¥ 580,700
Short-term investments
Short-term Investments
Cost	7,563,805	12,081,868
Unrealized Gains/(Losses)	58,868	199,680
Estimated Fair Value	¥ 7,622,673	¥ 12,281,548
Short-term investments | Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	1.72%	2.25%
Short-term investments | Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	5.00%	4.40%